UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2014

Date of Reporting Period: 12/31/2013

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 94.03%
	Consumer Discretionary - Durables &
	Apparel -- 5.36%
200,000	Leggett & Platt, Incorporated	$ 6,188,000
205,000	Mattel, Inc.	9,753,900
117,500	Tupperware Brands Corporation	11,107,275
		------------
		27,049,175
		------------
	Consumer Discretionary - Media -- 8.27%
344,080	Cinemark Holdings, Inc.	11,468,186
435,000	Gannett Co., Inc.	12,867,300
230,000	Thomson Reuters Corporation	8,698,600
125,000	Time Warner Inc.	8,715,000
		------------
		41,749,086
		------------
	Consumer Discretionary - Retailing -- 2.57%
205,000	Target Corporation	12,970,350
		------------
	Consumer Discretionary - Services -- 5.61%
127,500	DineEquity, Inc.	10,652,625
92,500	McDonald's Corporation	8,975,275
236,000	Six Flags Entertainment Corporation	8,689,520
		------------
		28,317,420
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.79%
245,000	Walgreen Co.	14,072,800
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 6.03%
267,300	B&G Foods, Inc.	9,064,143
90,000	Kraft Foods Group, Inc.	4,852,800
112,500	Lorillard, Inc.	5,701,500
124,500	Philip Morris International Inc.	10,847,685
		------------
		30,466,128
		------------
	Consumer Staples - Household & Personal
	Products -- 1.83%
67,100	Nu Skin Enterprises, Inc. - Class A	9,274,562
		------------
	Energy -- 10.56%
120,000	Crosstex Energy, L.P.	3,312,000
330,609	Dorchester Minerals, L.P.	8,589,222
347,500	Kinder Morgan, Inc.	12,510,000
280,000	PAA Natural Gas Storage, L.P.	6,440,000
50,000	Plains All American Pipeline, L.P.	2,588,500
297,500	Williams Companies, Inc. (The)	11,474,575
165,000	Williams Partners L.P.	8,391,900
		------------
		53,306,197
		------------
	Financials - Banks -- 3.24%
282,500	FirstMerit Corporation	6,279,975
130,000	PNC Financial Services Group, Inc. (The)	10,085,400
		------------
		16,365,375
		------------
	Financials - Insurance -- 3.88%
550,000	Old Republic International Corporation	9,498,500
225,000	Willis Group Holdings PLC	10,082,250
		------------
		19,580,750
		------------

	Financials - Real Estate -- 5.70%
127,000	Digital Realty Trust, Inc.	6,238,240
85,000	Mid-America Apartment Communities, Inc.	5,162,900
55,300	Monmouth Real Estate Investment
	Corporation - Class A	502,677
155,000	Plum Creek Timber Company, Inc.	7,209,050
370,000	Summit Hotel Properties, Inc.	3,330,000
103,800	W.P. Carey Inc.	6,368,130
		------------
		28,810,997
		------------
	Health Care - Equipment & Services -- 3.81%
215,000	Cardinal Health, Inc.	14,364,150
79,038	Computer Programs and Systems, Inc.	4,885,339
		------------
		19,249,489
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 3.75%
95,000	Novartis AG	7,636,100
370,000	Pfizer Inc.	11,333,100
		------------
		18,969,200
		------------
	Industrials - Capital Goods -- 6.38%
335,741	Douglas Dynamics, Inc.	5,647,164
87,500	Emerson Electric Co.	6,140,750
56,300	National Presto Industries, Inc.	4,532,150
82,500	Snap-on Incorporated	9,035,400
85,000	Stanley Black & Decker, Inc.	6,858,650
		------------
		32,214,114
		------------
	Industrials - Commercial & Professional
	Services -- 9.08%
146,770	Healthcare Services Group, Inc.	4,163,865
440,300	KAR Auction Services, Inc.	13,010,865
300,000	Nielsen Holdings N.V.	13,767,000
180,000	Republic Services, Inc.	5,976,000
347,300	West Corporation	8,929,083
		------------
		45,846,813
		------------
	Industrials - Transportation -- 1.75%
120,000	Ryder System, Inc.	8,853,600
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.82%
205,000	Microchip Technology Incorporated	9,173,750
		------------
	Information Technology - Software &
	Services -- 5.78%
48,066	Computer Services, Inc.	1,595,791
355,000	Microsoft Corporation	13,287,650
130,000	Paychex, Inc.	5,918,900
355,000	Symantec Corporation	8,370,900
		------------
		29,173,241
		------------
	Materials -- 1.97%
169,163	Greif, Inc. - Class B	9,941,709
		------------
	Telecommunication Services -- 3.85%
240,000	AT&T Inc.	8,438,400
345,000	CenturyLink, Inc.	10,988,250
		------------
		19,426,650
		------------
	TOTAL COMMON STOCKS
	(cost $376,154,899)	474,811,406
		------------
SHORT-TERM INVESTMENTS -- 5.73%
	Commercial Paper - 5.65%
$1,300,000	NorthWestern Corporation 01/02/14, 0.27%	1,300,000
1,025,000	Consolidated Edison, Inc. 01/03/14, 0.18%	1,024,995

$1,825,000	Vectren Utility Holdings, Inc.
	01/03/14, 0.21%	1,824,989
1,400,000	Comcast Corporation 01/06/14, 0.23%	1,399,964
1,000,000	Consolidated Edison, Inc. 01/07/14, 0.18%	999,975
1,000,000	Bacardi Corporation 01/08/14, 0.25%	999,958
2,000,000	Bacardi U.S.A., Inc. 01/08/14, 0.25%	1,999,917
1,162,000	Nissan Motor Acceptance Corporation
	01/08/14, 0.30%	1,161,942
1,000,000	Bemis Company, Inc. 01/10/14 0.23%	999,949
2,000,000	B.A.T. International Finance p.l.c.
	01/13/14, 0.23%	1,999,859
2,125,000	Clorox Company (The) 01/13/14, 0.21%	2,124,864
2,000,000	Harley-Davidson Financial Services, Inc.
	01/22/14, 0.17%	1,999,811
1,475,000	Clorox Company (The) 01/23/14, 0.21%	1,474,819
2,675,000	B.A.T. International Finance p.l.c.
	01/24/14, 0.25%	2,674,591
2,000,000	B.A.T. International Finance p.l.c.
	01/24/14, 0.25%	1,999,695
1,275,000	Harley-Davidson Financial Services, Inc.
	01/27/14, 0.18%	1,274,841
925,000	Hitachi America Capital, Ltd.
	01/27/14, 0.30%	924,807
1,350,000	Nissan Motor Acceptance Corporation
	02/12/14, 0.30%	1,349,539
1,000,000	Westpac Securities NZ Limited
	03/12/14, 0.17%	999,674
		------------
		28,534,189
		------------
	Variable Rate Security - 0.08%
375,062	Fidelity Institutional Money Market
	Fund - Class I	375,062
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $28,909,251)	28,909,251
		------------
	TOTAL INVESTMENTS
	(cost $405,064,150) - 99.76%	503,720,657
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.24%	1,222,110
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$504,942,767
		------------
		------------

% Of net assets.

As of December 31, 2013, investment cost for federal tax purposes was
$405,028,669 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$101,617,513
Unrealized depreciation	(2,925,525)
------------
Net unrealized appreciation	$98,691,988
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$474,811,406
Variable Rate Security	375,062
Level 2 -
Commercial Paper	28,534,189
Level 3 -
None	--
------------
Total	$503,720,657
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/06/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/06/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/06/2014